Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity File Number	000-56276
Entity Registrant Name	TransparentBusiness, Inc.
Entity Central Index Key	0001740742
Entity Tax Identification Number	47-4360035
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	228 Park Ave South 16065
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	(212)
Local Phone Number	216-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - $0.001 Par Value per Share
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false